GOODWILL - Cash Generating Units Table (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 2,847	$ 2,687
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	518	489	$ 528
U.K. regulated distribution operation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	30	33
Brazilian regulated gas transmission operation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 488	$ 456